Summary of Significant Accounting Policies - Schedule of Anti-Dilutive Excluded Earnings Per Share (Details) - shares	3 Months Ended		12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Schedule of Earnings Per Share Anti-Dilutive [Line Items]
Total common stock equivalents	1,422,307	1,466,884	1,422,307	2,004,135	1,523,119
Stock options [Member]
Schedule of Earnings Per Share Anti-Dilutive [Line Items]
Total common stock equivalents	1,422,307	1,466,884	1,422,307	2,004,135	1,523,119